PREFERRED STOCK	12 Months Ended
Dec. 31, 2016
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED STOCK

NOTE 13 – PREFERRED STOCK

The Company authorized 20,000,000 shares of preferred stock with a par value of $0.01.

At a meeting of the board of directors, held on November 1, 2013, the directors approved the designation of 2,000,000 shares of the Preferred Stock as 10% Series A Convertible Preferred Stock (“Series A Stock”) and authorized the issuance of the Series A Stock. Holders of the Series A Stock are entitled to the payment of a 10% dividend payable on preferred shares outstanding in shares of the Corporation’s common stock at a rate of one share of Common Stock for each ten shares of Series A Stock. Dividends shall be payable annually the tenth business day of January. Each holder of Series A Stock may convert all or part of the Series A Stock into shares of common stock on a share for share basis, subject to proportional adjustment in the event of stock splits, dividends or similar corporate events. Series A Stock shall rank superior to all other classes of stock upon liquidation.  Each share of Series A Stock automatically converts to common shares five years from the date of issuance or upon a change in control. On the tenth business day of January 2016 there were 181,699 shares of common stock dividends owed and payable to the Series A Stockholders of record as dividends on the Series A Stock. On January 10, 2016, the Company issued 181,699 shares of common stock due Series A Stockholders. On August 18, 2016, Series A Stockholders converted 1,800,000 Series A preferred shares into 1,800,000 common shares, leaving 100,000 Series A Stock outstanding. In addition, in 2016 the Company issued 108,675 common shares representing accrued dividends with a fair value of $92,373 through the date of conversion.  As of December 31, 2016, there were 10,000 shares of common stock dividends accrued but not earned until the tenth business day of January 2017 to the Series A Stockholders as dividends on the Series A Stock.

At a meeting of the board of directors, held on December 23, 2013, the directors approved the designation of 1,000,000 shares of the Preferred Stock as 10% Series B Convertible Preferred Stock (“Series B Stock”) and authorized the issuance of the Series B Stock. Holders of the Series B Stock were entitled to the payment of a 10% dividend payable on preferred shares outstanding in shares of the Corporation’s common stock at a rate of one share of common stock for each ten shares of Series B Stock. Dividends were payable annually the tenth business day of January. Each holder of Series B Stock was entitled to convert all or part of the Series B Stock into shares of common stock on a share for share basis. On the tenth business day of January 2016 there were 100,000 shares of common stock owed and payable to the Series B Stockholders as dividends on the Series B Stock. On January 10, 2016, the Company issued 100,000 shares of common stock due Series B Stockholder.  On August 18, 2016, the Series B Stockholders converted all 1,000,000 shares into 1,000,000 common shares. In addition, in 2016 the Company issued 60,375 common shares representing accrued dividends with a fair value of $51,319 through the date of conversion.

At a meeting of the board of directors, held on September 22, 2014, the directors approved the designation of 2,000,000 shares of the Preferred Stock as 10% Series C Convertible Preferred Stock (“Series C Stock”) and authorized the issuance of the Series C Stock. Holders of the Series C Stock were entitled to the payment of a 10% dividend payable on preferred shares outstanding in shares of the Corporation’s common stock at a rate of one share of common stock for each ten shares of Series C Stock. Dividends were payable annually the tenth business day of January. Each holder of Series C Stock was entitled to convert all or part of the Series C Stock into shares of common stock on a share for share basis. On the tenth business day of January 2016 there were 180,000 shares of common stock owed and payable to the Series C Stockholders as dividends on the Series C Stock.  On January 10, 2016, the Company issued 180,000 shares of common stock due Series C Stockholder.  On August 18, 2016, the Series C Stockholders converted all 1,800,000 shares into 1,800,000 common shares. In addition, in 2016 the Company issued 108,675 common shares representing accrued dividends with a fair value of $92,373 through the date of conversion.

At a meeting of the board of directors, held on March 20, 2015, the directors approved the designation of 2,000,000 shares of the Preferred Stock as 10% Series D Convertible Preferred Stock (“Series D Stock”) and authorized the issuance of the Series D Stock. Holders of the Series D Stock were entitled to the payment of a 10% dividend payable on preferred shares outstanding in shares of the Corporation’s common stock at a rate of one share of common stock for each ten shares of Series D Stock. Dividends shall were payable annually the tenth business day of January. Each holder of Series D Stock was entitled to convert all or part of the Series D Stock into shares of common stock on a share for share basis. Series D Stock shall rank superior to all common stock upon liquidation. Each share of Series D Stock shall automatically convert to common shares five years from the date of issuance or upon a change in control. On the tenth business day of January 2016 there were 39,863 shares of common stock owed and payable to the Series D Stockholders as dividends on the Series D Stock.  On January 10, 2016, the Company issued 39,863 shares of common stock due Series D Stockholder.  On August 18, 2016, the Series D preferred shareholders converted all 500,000 shares into 500,000 common shares. In addition, the Company issued 30,187 common shares representing accrued dividends with a fair value of $25,659 through the date of conversion.

The Company has no present intent to issue any additional shares of any series of the previously designated preferred stock.